Schedule of Investments
March 31, 2023 (unaudited)
AmericaFirst Risk-On Risk-Off Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 59.54%

Canned, Fruits, Vegetables & Preserves, Jams & Jellies - 0.90%
Seneca Foods Corp. Class A (2)	1,005	52,531

General Industrial Machinery & Equipment - 5.23%
Nordson Corp.	671	149,136
Zebra Technologies Corp. (2)	497	158,046

		307,182

Guided Missiles & Space Vehicles & Parts - 2.73%
Lockheed Martin Corp.	339	160,255

Measuring & Controlling Devices - 1.93%
Trimble, Inc. (2)	2,164	113,437

Millwood, Veneer, Plywood, & Structural Wood Members - 2.34%
Fortune Brands Innovations, Inc.	2,337	137,252

Miscellaneous Primary Metal Products - 1.03%
DMC Global, Inc. (2)	2,763	60,703

Perfumes, Cosmetics & Other Toilet Preparations - 2.70%
Colgate-Palmolive Co. (2)	2,107	158,341

Pharmaceutical Preparations - 7.37%
Bristol-Myers Squibb Co. (2)	2,162	149,848
Corcept Therapeutics, Inc. (2)	6,870	148,804
Collegium Pharmaceutical, Inc. (2)	5,593	134,176

		432,828

Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 2.56%
Eastman Chemical Co.	1,781	150,210

Pumps & Pumping Equipment - 2.63%
Graco, Inc.	2,115	154,416

Retail-Apparel & Accessory Stores - 0.76%
Zumiez, Inc. (2)	2,432	44,846

Retail-Shoe Stores- 1.82%
Genesco, Inc. (2)	1,301	47,981
Shoe Carnival, Inc.	2,300	58,995

		106,976

Retail-Variety Stores - 2.74%
Walmart, Inc.	1,092	161,015

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.76%
Northrop Grumman Corp.	351	162,064

Security Brokers, Dealers & Flotation Companies - 3.34%
MarketAxess Holdings, Inc.	501	196,039

Services-Business Services - 1.06%
Resources Connection, Inc.	3,638	62,064

Services-Computer Programming Services - 2.60%
EPAM Systems, Inc. (2)	510	152,490

Services-Prepackaged Software - 5.67%
Ceridian HCM Holding, Inc. (2)	1,999	146,367
Tyler Technologies, Inc. (2)	526	186,540

		332,907

State Commercial Banks - 1.80%
Central Pacific Financial Corp.	2,780	49,762
TrustCo Bank Corp. NY (2)	1,749	55,863

		105,625

Sugar & Confectionery Products - 2.77%
Tootsie Roll Industries, Inc.	3,616	162,409

Wholesale-Metals Service Centers & Offices - 1.26%
Olympic Steel, Inc.	1,420	74,138

Wholesale-Drugs Proprietaries & Durggists' Sundries - 2.52%
McKesson Corp.	415	147,761

Wood Household Furniture (No Upholstered) - 1.02%
Ethan Allen Interiors, Inc.	2,186	60,027

Total Common Stock	(Cost $ 3,358,991)	3,495,516

Money Market Registered Investment Companies - 0.01%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 4.85% (4)	767	767

Total Money Market Registered Investment Companies	(Cost $ 767)	767

Exchange-Traded Funds - 40.57%

Consumer Discretionary Select Sector SPDR Fund (3)	845	126,361
Financial Select Sector SPDR Fund (3)	3,437	110,500
iShares 10-20 Year Treasury Bond ETF (3)	4,387	502,487
iShare International Treasury Bond ETF (2) (3)	9,782	393,334
iShares U.S. Real Estate ETF (3)	1,357	115,209
Materials Select Sector SPDR Fund (3)	1,484	119,699
SPDR Bloomberg High Yield Bond (3)	5,395	500,764
SPDR Gold Shares (2) (3)	2,801	513,200

Total Exchange-Traded Funds	(Cost $ 2,392,977)	2,381,554

Total Investments - 100.12%	(Cost $ 5,752,735)	5,877,837

Liabilities in Excess of Other Assets - -.12%		(6,953)

Total Net Assets - 100.00%		5,870,884

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$5,877,837	$0
Level 2 - Other Significant Observable Inputs	$0	$0
Level 3 - Significant Unobservable Inputs	$0	$0
Total	$5,877,837	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Variable rate security; the rate shown represents the yield at March 31, 2023.